Financial Risk Management (Financial Risk Factors, Impairment of Financial Assets) (Details) - Credit risk [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening loss allowance as at 1 January	¥ 54	¥ 37
Provision for loss allowance recognized in profit or loss	0	17
Reversal of previous impairment losses	(54)	0
Closing loss allowance at 31 December	0	54
Other receivables (including receivables from related parties) [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening loss allowance as at 1 January	144	1,016
Provision for loss allowance recognized in profit or loss	0	56
Reversal of previous impairment losses	(5)	(34)
Receivables written off during the year as uncollectible	0	(894)
Closing loss allowance at 31 December	¥ 139	¥ 144